Other Assets	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
OTHER ASSETS
11.	OTHER ASSETS

	2019	2018
	USD	USD

Accrued interest income	2,580,091	1,830,722
Due from related party (note 26)	1,855,461	-
Prepaid expenses	1,303,352	1,284,738
Refundable deposits	119,020	221,779
Employees receivables	60,199	445,374
Funds held in trust accounts	1,518,041	1,006,735
Income tax receivables	132,722	187,604
Trade receivables	6,707	9,366
Others	178,632	74,732
	7,754,225	5,061,050

The carrying values of the other assets above as at years ending 31 December 2019 and 2018 approximate fair value.